Consolidated Statements of Comprehensive Income (Loss) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Of Comprehensive Income [Abstract]
Net Earnings (Loss)		$ 2,194	$ (2,669)	$ 3,366
Items That Will Not be Reclassified to Profit or Loss:
Actuarial Gain (Loss) Relating to Pension and Other Post-Retirement Benefits		5	(3)	9
Change in the Fair Value of Equity Instruments at FVOCI	[1]	12	1	(1)
Items That May be Reclassified to Profit or Loss:
Foreign Currency Translation Adjustment		(228)	397	(275)
Total Other Comprehensive Income (Loss), Net of Tax		(211)	395	(267)
Comprehensive Income (Loss)		$ 1,983	$ (2,274)	$ 3,099

[1]	Fair Value through Other Comprehensive Income (“FVOCI”).